Lines of Credit and Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instruments [Abstract]
Total Long-Term Debt, Net of Debt Issuance Costs
At December 31, 2017 and December 31, 2016, total long-term debt, net of debt issuance costs of $12.4 million and $8.1 million, respectively, consists of the following:

(in thousands)	2017	2016
0.375% Senior Unsecured Cash Convertible Notes due 2019	$414,843	$402,806
0.875% Senior Unsecured Cash Convertible Notes due 2021	270,762	262,371
0.500% Senior Unsecured Cash Convertible Notes due 2023	322,902	—
3.19% Series A Senior Notes due October 16, 2019	72,742	73,408
3.75% Series B Senior Notes due October 16, 2022	300,276	301,601
3.90% Series C Senior Notes due October 16, 2024	26,921	26,910
Schuldschein Private Placement	349,812	—
Total long-term debt	$1,758,258	$1,067,096

Future Maturities of Long-Term Debt
Future maturities (stated at the carrying values) of long-term debt as of December 31, 2017 are as follows:

Year ending December 31,	(in thousands)
2018	$—
2019	487,585
2020	—
2021	311,743
2022	479,070
thereafter	479,860
$1,758,258

Interest Expense Related to the Cash Convertible Notes
Interest expense related to the Cash Convertible Notes was comprised of the following:

	Year-Ended December 31
(in thousands)	2017	2016
Coupon interest	$4,832	$4,238
Amortization of original issuance discount	21,377	17,503
Amortization of debt issuance costs	2,615	2,279
Total interest expense related to the Cash Convertible Notes	$28,824	$24,020

Summary of German Private Placement Tranches
A summary of the tranches as of December 31, 2017 is as follows:

				Carrying Value as of
				December 31, 2017
Currency	Notional Amount	Interest Rate	Maturity	(in thousands)
EUR	€11.5 million	Fixed 0.4%	March 2021	$13,660
EUR	€23.0 million	Floating EURIBOR + 0.4%	March 2021	27,320
EUR	€21.5 million	Fixed 0.68%	October 2022	25,535
EUR	€64.5 million	Floating EURIBOR + 0.5%	October 2022	76,605
USD	$45.0 million	Floating LIBOR + 1.2%	October 2022	44,862
EUR	€25.0 million	Floating EURIBOR + 0.5%	October 2022	31,792
EUR	€64.0 million	Fixed 1.09%	June 2024	76,005
EUR	€31.0 million	Floating EURIBOR + 0.7%	June 2024	36,815
EUR	€14.5 million	Fixed 1.61%	June 2027	17,218
				$349,812